Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 28, 2014
Equity [Abstract]
Other Comprehensive Income/(Loss)
Other Comprehensive Income/(Loss)
The following table summarizes the allocation of total other comprehensive income/(loss) between H. J. Heinz Holding Corporation and the noncontrolling interest:

	Successor						Predecessor
	December 28, 2014			February 8 - December 29, 2013			April 29 - June 7, 2013
	(52 Weeks)			(29 Weeks)			(6 Weeks)
	H. J. Heinz Holding Corporation	Non-controlling Interest	Total	H. J. Heinz Holding Corporation	Non-controlling Interest	Total	H. J. Heinz Holding Corporation	Non-controlling Interest	Total
	(In millions)
Net income/(loss)	$657	$15	$672	$(77)	$5	$(72)	$(195)	$3	$(192)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	(932)	(7)	(939)	140	(11)	129	(94)	(4)	(98)
Net deferred gains/(losses) on net investment hedges from periodic revaluations	336	—	336	(117)	—	(117)	—	—	—
Net pension and post-retirement benefit (losses)/gains	(34)	—	(34)	102	—	102	—	—	—
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	(7)	—	(7)	—	—	—	7	—	7
Net deferred (losses)/gains on other derivatives from periodic revaluations	(173)	—	(173)	110	—	110	(1)	—	(1)
Net deferred losses/(gains) on derivatives reclassified to earnings	4	—	4	(3)	—	(3)	7	—	7
Total comprehensive income/(loss)	$(149)	$8	$(141)	$155	$(6)	$149	$(276)	$(1)	$(277)

The tax (expense)/benefit associated with each component of other comprehensive income/(loss) are as follows:

	Fiscal Year Ending
	H. J. Heinz Holding Corporation	Noncontrolling Interest	Total
	(In millions)
Predecessor
April 29, 2012
Foreign currency translation adjustments	$—	$—	$—
Net pension and post-retirement benefit losses	$113	$—	$113
Reclassification of net pension and post-retirement benefit losses to net income	$25	$—	$25
Net change in fair value of cash flow hedges	$(18)	$—	$(18)
Net hedging gains/losses reclassified into earnings	$(11)	$—	$(11)
April 28, 2013
Foreign currency translation adjustments	$—	$—	$—
Net pension and post-retirement benefit losses	$(76)	$—	$(76)
Reclassification of net pension and post-retirement benefit losses to net income	$24	$—	$24
Net change in fair value of cash flow hedges	$18	$—	$18
Net hedging gains/losses reclassified into earnings	$26	$—	$26
April 29 - June 7, 2013
Foreign currency translation adjustments	$—	$—	$—
Reclassification of net pension and post-retirement benefit losses to net income	$3	$—	$3
Net change in fair value of cash flow hedges	$—	$—	$—
Net hedging gains/losses reclassified into earnings	$3	$—	$3
Successor
February 8 - December 29, 2013
Foreign currency translation adjustments	$—	$—	$—
Net change in fair value of net investment hedges	$73	$—	$73
Net pension and post-retirement benefit gains	$(40)	$—	$(40)
Net change in fair value of cash flow hedges	$(67)	$—	$(67)
Net hedging gains/losses reclassified into earnings	$2	$—	$2
December 28, 2014
Foreign currency translation adjustments	$—	$—	$—
Net deferred gains on net investment hedges from periodic revaluations	$(209)	$—	$(209)
Net pension and post-retirement benefit (losses)/gains	$40	$—	$40
Net pension and post-retirement benefit (gains)/losses reclassified to earnings	$(2)	$—	$(2)
Net change in fair value of cash flow hedges	$95	$—	$95
Net hedging gains/losses reclassified into earnings	$(8)	$—	$(8)

The following table provides a summary of the changes in the carrying amount of accumulated other comprehensive (loss)/income, net of tax, by component attributable to H. J. Heinz Holding Corporation:

	Foreign currency translation adjustments	Net pension and post retirement benefit	Net cash flow hedges	Total
	(In millions)
Predecessor
Balance as of April 29, 2012	$(23)	$(828)	$6	$(845)
Other comprehensive (loss)/income before reclassifications	(213)	(189)	(12)	(414)
Amounts reclassified from accumulated other comprehensive loss	—	55	30	85
Net current-period other comprehensive loss	(213)	(134)	18	(329)
Balance as of April 28, 2013	$(236)	$(962)	$24	$(1,174)
Other comprehensive (loss)/income before reclassifications	(94)	—	(1)	(95)
Amounts reclassified from accumulated other comprehensive loss	—	7	7	14
Net current-period other comprehensive loss	(94)	7	6	(81)
Balance as of June 7, 2013	$(330)	$(955)	$30	$(1,255)

Successor
Balance as of February 8, 2013	$—	$—	$—	$—
Other comprehensive (loss)/income before reclassifications	140	102	111	353
Net change in fair value of net investment hedges	(118)	—	—	(118)
Amounts reclassified from accumulated other comprehensive loss	—	—	(3)	(3)
Net current-period other comprehensive loss	22	102	108	232
Balance as of December 29, 2013	$22	$102	$108	$232
Other comprehensive (loss)/income before reclassifications	(932)	(34)	(173)	(1,139)
Net change in fair value of net investment hedges	336	—	—	336
Amounts reclassified from accumulated other comprehensive loss	—	(7)	4	(3)
Net current-period other comprehensive loss	(596)	(41)	(169)	(806)
Balance as of December 28, 2014	$(574)	$61	$(61)	$(574)

The following table presents the affected earnings line for reclassifications out of accumulated other comprehensive income/(loss), net of tax, by component attributable to H. J. Heinz Holding Corporation:

Accumulated other comprehensive income/(loss) component	Reclassified from accumulated other comprehensive income/(loss) to earnings	Reclassified from accumulated other comprehensive income/(loss) to earnings	Reclassified from accumulated other comprehensive income/(loss) to earnings	Line affected by reclassification
(In millions)
	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013
	(52 Weeks)	(29 Weeks)	(6 Weeks)
Gains/(losses) on cash flow hedges:
Foreign exchange contracts	$(1)	$(1)	$1	Sales
Foreign exchange contracts	5	3	2	Cost of products sold
Foreign exchange contracts	—	—	—	Selling, general, and administrative expenses
Foreign exchange contracts	1	2	(2)	Other income/(expense)
Foreign exchange contracts	—	—	—	Interest expense
Interest rate contracts	—	—	—	Interest expense
Cross-currency interest rate swap contracts	—	—	(1)	Interest expense
Cross-currency interest rate swap contracts	—	—	(10)	Other expense
	5	4	(10)	Gain/(loss) from continuing operations before income tax
	(9)	(1)	3	Provision for income taxes
	$(4)	$3	$(7)	Gain/(loss) from continuing operations

Gains/(losses) on pension and post retirement benefit:
Actuarial gains/(losses)	$3	$—	$(10)	(a)
Amortization of unrecognized gains/(losses)	—	—	—	(a)
Prior service credit/(cost)	6	—	—	(a)
	9	—	(10)	Gain/(loss) from continuing operations before income tax
	(2)	—	3	Provision for income taxes
	$7	$—	$(7)	Gain/(loss) from continuing operations

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(a) As these components are included in the computation of net periodic pension and post retirement benefit costs refer to Note 16 for further details.